Summary of Significant Accounting Policies - Summary of Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2019
Other flight equipment, including rotables [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years
Bottom of range [member] | Owned aircraft and engines [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	15 years
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	8 years
Bottom of range [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Top of range [member] | Owned aircraft and engines [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	45 years
Top of range [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years